RESEARCH AND DEVELOPMENT EXPENSES - Research and Development Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
RESEARCH AND DEVELOPMENT EXPENSES
Gross research and development expenses	€ (5,173)	€ (4,727)	€ (4,863)
Research Tax Credit	492	762	685
Grants	184	236	90
Net Research and development expenses	€ (4,496)	€ (3,728)	€ (4,088)